Other general administrative expenses - Number of offices (Details) - item	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Number of offices	13,217	13,697
SPAIN
Disclosure of geographical areas [line items]
Number of offices	4,427	4,546
Abroad
Disclosure of geographical areas [line items]
Number of offices	8,790	9,151